Finance income and finance expense - Components of finance income (expense) (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest income	SFr 53,570	SFr 67,565	SFr 36,562
Net foreign currency exchange gain	1,912,681	843,950	1,806,206
Revaluation gain from derivative financial instruments	3,372,186	291,048	0
Total finance income	5,338,437	1,202,563	1,842,768
Interest expense (incl. Bank charges)	1,640,394	828,547	7,985
Net foreign currency exchange loss	2,737,273	944,047	662,100
Total finance expense	4,377,667	1,772,594	670,085
Finance income/(expense), net	SFr 960,770	SFr (570,031)	SFr 1,172,683